INCOME TAXES. (Details 5)	12 Months Ended
Dec. 31, 2018
US Treasury and Government [Member]
Tax Years still open to audit	2015-2017
Arizona [Member]
Tax Years still open to audit	2015-2017
California [Member]
Tax Years still open to audit	2014-2017
Colorado [Member]
Tax Years still open to audit	2014-2017
Idaho [Member]
Tax Years still open to audit	2015-2017
Illinois [Member]
Tax Years still open to audit	2014-2017
Indiana [Member]
Tax Years still open to audit	2015-2017
Iowa [Member]
Tax Years still open to audit	2015-2017
Kansas [Member]
Tax Years still open to audit	2015-2017
Minnesota [Member]
Tax Years still open to audit	2015-2017
Missouri [Member]
Tax Years still open to audit	2015-2017
Nebraska [Member]
Tax Years still open to audit	2015-2017
Oklahoma [Member]
Tax Years still open to audit	2015-2017
Oregon [Member]
Tax Years still open to audit	2015-2017
Texas [Member]
Tax Years still open to audit	2014-2017